MERRILL LYNCH INVESTOR CHOICE ANNUITYSM (IRA SERIES)

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement Dated May 2, 2022

to the

Prospectus dated May 1, 2014

I. Effective June 24, 2022, the following hereby amends, and to the extent inconsistent replaces, the corresponding paragraphs in the Fee Table section in the prospectus for policies issued in all states except for Minnesota and Maryland. For those state variations, please see sections II and III below:

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Periodic Charges Other Than Fund Expenses

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts)	B Class	L Class	C Class	XC Class

Maximum Asset-Based Insurance Charge	2.00%	2.00%	2.00%	2.00%
Current Asset-Based Insurance Charge (if you purchased your policy on or after June 23, 2008	1.50%	1.70%	1.85%	1.90%
Current Asset-Based Insurance Charge (if you purchased your policy prior to June 23, 2008	1.40%	1.60%	1.75%	1.80%

II. State Variations for MINNESOTA:

Effective June 24, 2022, for policies issued in the state of MN the following fee information applies to your policy:

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Periodic Charges Other Than Fund Expenses

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts)	B Class	L Class	C Class	XC Class

Maximum Asset-Based Insurance Charge	2.00%	2.00%	2.00%	2.00%
Current Asset-Based Insurance Charge (if you purchased your policy on or after June 23, 2008	1.35%	1.55%	1.70%	1.75%
Current Asset-Based Insurance Charge (if you purchased your policy prior to June 23, 2008	1.25%	1.45%	1.60%	1.65%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2014.

Please read this Supplement carefully and retain it for future reference.

III. State Variations for MARYLAND:

Effective June 24, 2022, for policies issued in the state of MD the following fee information applies to your policy:

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Periodic Charges Other Than Fund Expenses

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts)	B Class	L Class	C Class*	XC Class

Maximum Asset-Based Insurance Charge	1.50%	1.50%	N/A	2.00%
Current Asset-Based Insurance Charge (if you purchased your policy on or after June 23, 2008	1.50%	N/A*	N/A	1.90%
Current Asset-Based Insurance Charge (if you purchased your policy prior to June 23, 2008	1.40%	1.50%	N/A	1.80%

*The L-Class (Current Asset-Based Insurance Charge on or after June 23, 2008) and the C-Class were not sold in Maryland.

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2014.

Please read this Supplement carefully and retain it for future reference.